Restructuring Charges	6 Months Ended
Jun. 30, 2023
Restructuring Charges [Abstract]
Restructuring Charges
14.
Restructuring Charges

During the first quarter of 2023, the Company completed a financial and organizational assessment to increase efficiencies and reduce operating expenses. As a result of this assessment, the Company reduced its U.S. and U.K. workforce by nearly 30%. For the six months ended June 30, 2023, the Company incurred total expenses of $1.3 million, consisting of severance and termination-related costs, which were recognized as operating expenses.